Description of the Business	9 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business
Description of the Business
Business
Dynatrace (“Dynatrace”, or the “Company”) offers a software intelligence platform, purpose-built for the enterprise cloud. As enterprises embrace the cloud as the means for digital transformation, the Company’s all-in-one intelligence platform addresses the growing complexity that technology and digital business teams face. The Company’s platform does so by utilizing artificial intelligence and advanced automation to provide answers, not just data, about the performance of applications, the underlying hybrid cloud infrastructure, and the experience of our customers’ users. The Company designed our software intelligence platform to allow our customers to modernize and automate IT operations, develop and release higher quality software faster, and deliver superior user experiences.
Thoma Bravo, a private equity investment firm, completed its acquisition of Compuware Corporation on December 15, 2014. Following the acquisition, Compuware Corporation was restructured following which Compuware Parent, LLC became the owner of Dynatrace Holding Corporation (“DHC”), under which the Compuware and Dynatrace businesses were separated, establishing Dynatrace as a standalone business. Following the corporate reorganization described below, Dynatrace became wholly owned by Dynatrace, Inc. (formerly Dynatrace Holdings LLC).
Fiscal year
The Company’s fiscal year ends on March 31. References to Fiscal 2019, for example, refer to the fiscal year ended March 31, 2019.
Description of the Business
Business
Dynatrace, Inc. (“Dynatrace”, or the “Company”) offers a software intelligence platform, purpose-built for the enterprise cloud. As enterprises embrace the cloud as the means for digital transformation, the Company’s all-in-one intelligence platform addresses the growing complexity that technology and digital business teams face. The Company’s platform does so by utilizing artificial intelligence and advanced automation to provide answers, not just data, about the performance of applications, the underlying hybrid cloud infrastructure, and the experience of its customers’ users. The Company designed its software intelligence platform to allow its customers to modernize and automate IT operations, develop and release higher quality software faster, and deliver superior user experiences.
Thoma Bravo (“TB”), a private equity investment firm, completed its acquisition of Compuware Corporation on December 15, 2014. Following the acquisition, Compuware Corporation was restructured following which Compuware Parent, LLC became the owner of Dynatrace Holding Corporation (“DHC”), under which the Compuware and Dynatrace businesses were separated, establishing Dynatrace as a standalone business. Following the corporate reorganization described below, Dynatrace became wholly owned by Dynatrace, Inc. (formerly Dynatrace Holdings LLC).
Fiscal year
The Company’s fiscal year ends on March 31. References to fiscal 2020, for example, refer to the fiscal year ended March 31, 2020.